INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets	$ 26,298	$ 26,532
Definite-lived Intangible Assets
Gross carrying amount	1,546	1,582
Accumulated amortization	(507)	(445)
Net definite-lived intangible assets	1,039	1,137
Total amortization expense for intangible assets subject to amortization	173	192	102
Amortization Expense
2013	161
2014	153
2015	148
2016	142
2017	90
Customer Relationships
Definite-lived Intangible Assets
Gross carrying amount	622	619
Accumulated amortization	(166)	(126)
Net definite-lived intangible assets	456	493
Bottlers' Franchise Rights
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets	7,405	7,770
Definite-lived Intangible Assets
Gross carrying amount	730	668
Accumulated amortization	(221)	(119)
Net definite-lived intangible assets	509	549
Trademarks
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets	6,527	6,430
Definite-lived Intangible Assets
Gross carrying amount	65	99
Accumulated amortization	(43)	(70)
Net definite-lived intangible assets	22	29
Goodwill
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets	12,255	12,219
Other.
Indefinite-lived Intangible Assets
Indefinite-lived intangible assets	111	113
Definite-lived Intangible Assets
Gross carrying amount	129	196
Accumulated amortization	(77)	(130)
Net definite-lived intangible assets	$ 52	$ 66